Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

17.Subsequent Events

On February 19, 2013, the Company declared a quarterly dividend of $0.22 per share, with respect to the fourth quarter of 2012, payable on March 28, 2013 to shareholders of record as of the close of business on March 21, 2013.